Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation
4.
Taxation

In accordance with ASC Topic 740, Income Taxes, (“ASC 740”) income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

Income tax benefit

The components of income / (loss) before taxes for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

	For the Year Ended December 31,
	2023	2022	2021
United Kingdom	$24,130	$(620,591)	$(447,808)
United States	(80,969)	(993,786)	(73,789)
Foreign Other	77,428	(300,409)	326,159
Income / (loss) from operations before taxes	$20,589	$(1,914,786)	$(195,438)

Income tax expense / (benefit) comprises current and deferred tax. Current tax and deferred tax are recognized in the Consolidated Statements of Comprehensive Loss except to the extent that they relate to a business combination or items recognized directly in equity or in other comprehensive income. The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2023	2022	2021
Current:
United Kingdom	$(3,447)	$4,638	$(4,364)
United States	2,247	3,004	(25,926)
Foreign Other	22,348	22,732	42,173
Total	21,148	30,374	11,883

Deferred:
United Kingdom	15,764	(25,416)	(90,345)
United States	11,395	(52,225)	4,468
Foreign Other	(7,467)	(5,235)	(11,116)
Total	19,692	(82,876)	(96,993)
Income tax expense / (benefit)	$40,840	$(52,502)	$(85,110)

The effective tax rate for the years ended December 31, 2023, 2022 and 2021 was 198.4%, 2.7%, and 43.5%, respectively. The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2023	2022	2021
United Kingdom corporate tax rate	23.5%	19.0%	19.0%
Changes in respect of prior periods	41.6%	0.4%	8.2%
Rate change	4.5%	0.3%	1.8%
Expenses not deductible for tax purposes	9.5%	(0.2)%	(9.4)%
Tax effect of short fall on share-based compensation	22.3%	(0.2)%	—
Impairment losses not deductible for tax purposes	—	(15.8)%	—
Gains and losses not subject to income tax	(1.5)%	0.2%	0.6%
Withholding tax on unremitted earnings	8.7%	(0.1)%	—
Foreign tax on capital gains	—	(0.4)%	—
Movement in deferred tax not recognized	131.9%	(1.8)%	1.4%
Movement in tax losses not recognized	(7.0)%	0.1%	—
Foreign income taxed at different rates	(31.8)%	1.2%	21.3%
Other	(3.3)%	—	0.6%
Effective tax rate	198.4%	2.7%	43.5%

Uncertain tax positions

Accounting for taxes involves some estimation because the tax law is uncertain, and the application requires a degree of judgment, which authorities may dispute. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Company establishes reserves for uncertain tax positions where appropriate, based on amounts expected to be paid to the tax authorities.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2023	2022	2021
Beginning unrecognized tax benefits	$16,769	$16,744	$18,784
Increases related to prior year tax positions	-	-	4,451
Decreases related to prior year tax positions	(1,302)	(66)	(3,912)
Increases related to current year tax provisions	464	562	589
Decreases related to current year tax positions	-	-	(1,013)
Decreases related to settlement with tax authorities	(7,896)	(471)	(2,155)
Closing unrecognized tax benefits	$8,035	$16,769	$16,744

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for the years ended December 31, 2023, 2022 and 2021 is $8,035, $16,769, and $16,744, respectively, which is recorded within “Accounts payable and other liabilities” within the Consolidated Statements of Financial Position (See Note 11). This is the amount held in respect of uncertain tax positions across all jurisdictions for all periods where the statutes of limitation have not closed. The Company classifies interest and penalties on income taxes as a component of the provision for income taxes. The total amount of interest and penalties accrued as of December 31, 2023 was $2,630 and $134, respectively, as of December 31, 2022 were $1,620 and $164, respectively, and as of December 31, 2021 were $1,276 and $166, respectively.

There are no events anticipated within the next 12 months that would significantly increase or decrease the total amount of unrecognized tax benefits.

We conduct business globally and file income tax returns in the United Kingdom, United States and other foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world. The Company is no longer subject to income tax examinations by tax authorities in the United Kingdom, United States and other foreign jurisdictions for tax years before 2015.

Recognition of deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the effect of the differences between the financial reporting and income tax bases of assets and liabilities based on tax rates (and laws) enacted by the balance sheet date and which are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

The realization of deferred tax assets is dependent on generating sufficient taxable income in future periods in which the tax benefits are deductible or creditable. We review the realization of deferred tax assets at each reporting date by estimating future taxable income of the relevant group entities. A valuation allowance is provided in respect of those assets where we do not expect to realize a benefit. All available evidence is considered in determining the amount of the required valuation allowance using a “more likely than not” threshold. Our assessment considers both positive and negative evidence and the extent to which that evidence can be objectively verified. Such evidence includes: (i) net earnings or losses in recent years; (ii) the likelihood of future, sustainable net earnings; (iii) the carry forward periods of tax losses and the impact of relevant reversing temporary differences; and (iv) any available tax planning strategies.

There are certain foreign subsidiaries for which deferred taxes have not been recognized on outside basis difference on the basis that they are indefinitely reinvested or distributable earnings may be repatriated tax-free. As of December 31, 2023, 2022 and 2021, the amount of such taxable temporary differences totaled $725,029, $680,616 and $811,957, respectively, and the amount of any unrecognized deferred income tax liability on this temporary difference is $3,706, $2,720 and $2,441, respectively.

Deferred taxes have been recognized for certain foreign subsidiaries where the permanently reinvested assertion has not been applied. As of December 31, 2023, 2022 and 2021, the amount of such taxable temporary difference totaled $55,059, $27,792 and $0, respectively, and the amount of deferred tax liability recognized on this temporary difference is $2,812, $1,390 and $0, respectively.

For our domestic subsidiaries in the United Kingdom, the Company has no intention of remitting earnings and/or no withholding tax would be imposed and therefore no deferred tax has been provided.

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2023	2022
Deferred tax assets:
Property and equipment	$9,688	$3,607
Intangible assets	83,800	127,556
Carry forward tax losses	136,303	146,358
Excess interest carry forward	104,999	101,547
Accrued and unpaid expenses	20,725	14,010
Financial instruments	7,844	10,465
Other	10,325	14,605
Total deferred tax assets	373,684	418,148
Valuation allowance	(113,491)	(92,019)
Net deferred tax assets	260,193	326,129
Deferred tax liabilities:
Property and equipment	(6,661)	(5,445)
Intangible assets	(277,537)	(319,167)
Other	(10,427)	(15,770)
Total deferred tax liabilities	(294,625)	(340,382)
Net deferred tax liabilities	$(34,432)	$(14,253)

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities offset all deferred tax assets and liabilities within each particular tax jurisdiction and present them net as non-current in the Consolidated Statements of Financial Position. As of December 31, 2023, $182,920 of the $260,193 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. As of December 31, 2022, $221,591 of the $326,129 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. Therefore, the net differences of $77,273 and $104,538 are reflected as “Deferred tax assets” within the Consolidated Statements of Financial Position as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, the gross deferred tax liability of $294,625 is presented on the Consolidated Statements of Financial Position on a net basis with $182,920 of deferred tax assets, reflected as a deferred tax liability of $111,705. As of December 31, 2022, the gross deferred tax liability of $340,382 is presented on the Consolidated Statements of Financial Position on a net basis with $221,591 of deferred tax assets, reflected as a deferred tax liability of $118,791.

As of December 31, 2023, 2022 and 2021, the Company has net operating loss carry forwards of $529,742, $554,695, and $508,434, respectively. As of December 31, 2023, $172,698 of those carry forwards will expire between December 31, 2023 and December 31, 2050 if not utilized. The remaining balance of $357,044 are indefinite loss carry forwards with no expiry date.

A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended December 31, 2023 and 2022, the valuation allowance for the Company was $113,491 and $92,019, respectively. The current movement primarily relates to the increase of the valuation allowance on excess interest expenses carried forward in the US. The increase in the valuation allowance during the year ended December 31, 2023 was $21,472 and the increase in the valuation allowance during the year ended December 31, 2022 was $40,043.